Goodwill and intangible assets - Disclosure of reconciliation of changes in intangible assets and goodwill (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period	£ 1,665
Intangible assets and goodwill, end of period	1,084	£ 1,665
Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period	4,431	4,144
Additions	337	368
Disposals	(340)	(485)
Exchange and other movements	(1,149)	404
Intangible assets and goodwill, end of period	3,279	4,431
Accumulated amortisation and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period	(2,766)	(2,695)
Disposals	340	485
Amortisation charge	(259)	(270)
Impairment charge	40	0
Exchange and other movements	530	(286)
Intangible assets and goodwill, end of period	(2,195)	(2,766)
Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period	277
Intangible assets and goodwill, end of period	267	277
Goodwill | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period	345	326
Additions	0	0
Disposals	0	0
Exchange and other movements	(10)	19
Intangible assets and goodwill, end of period	335	345
Goodwill | Accumulated amortisation and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period	(68)	(68)
Disposals	0	0
Amortisation charge	0	0
Impairment charge	0	0
Exchange and other movements	0	0
Intangible assets and goodwill, end of period	(68)	(68)
Software | Internally generated
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period	690
Intangible assets and goodwill, end of period	643	690
Software | Internally generated | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period	1,477	1,508
Additions	310	275
Disposals	(325)	(427)
Exchange and other movements	(196)	121
Intangible assets and goodwill, end of period	1,266	1,477
Software | Internally generated | Accumulated amortisation and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period	(787)	(966)
Disposals	325	427
Amortisation charge	(163)	(153)
Impairment charge	40	0
Exchange and other movements	42	(95)
Intangible assets and goodwill, end of period	(623)	(787)
Software | Other
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period	42
Intangible assets and goodwill, end of period	31	42
Software | Other | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period	91	95
Additions	23	0
Disposals	(13)	(13)
Exchange and other movements	(28)	9
Intangible assets and goodwill, end of period	73	91
Software | Other | Accumulated amortisation and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period	(49)	(52)
Disposals	13	13
Amortisation charge	(9)	(6)
Impairment charge	0	0
Exchange and other movements	3	(4)
Intangible assets and goodwill, end of period	(42)	(49)
Customer lists
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period	180
Intangible assets and goodwill, end of period	132	180
Customer lists | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period	1,562	1,339
Additions	0	76
Disposals	0	(12)
Exchange and other movements	(85)	159
Intangible assets and goodwill, end of period	1,477	1,562
Customer lists | Accumulated amortisation and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period	(1,382)	(1,207)
Disposals	0	12
Amortisation charge	(39)	(44)
Impairment charge	0	0
Exchange and other movements	76	(143)
Intangible assets and goodwill, end of period	(1,345)	(1,382)
Licences and other
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period	476
Intangible assets and goodwill, end of period	11	476
Licences and other | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period	956	876
Additions	4	17
Disposals	(2)	(33)
Exchange and other movements	(830)	96
Intangible assets and goodwill, end of period	128	956
Licences and other | Accumulated amortisation and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period	(480)	(402)
Disposals	2	33
Amortisation charge	(48)	(67)
Impairment charge	0	0
Exchange and other movements	409	(44)
Intangible assets and goodwill, end of period	(117)	£ (480)
Sign on bonus payments to co-brand
Reconciliation of changes in intangible assets and goodwill [abstract]
Decrease through reclassification	£ 412